Related Party Transactions (Details) - USD ($)							1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Mar. 19, 2021	Mar. 15, 2021	Mar. 15, 2021	Mar. 10, 2021	Feb. 10, 2021	Jan. 04, 2021	Mar. 19, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Feb. 01, 2021
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)								$ 0.01				$ 0.01	$ 0.01
Shares of common stock (in Shares)											12,000,000
Common stock par value (in Dollars per share)								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Founder shares (in Shares)							325,000
Description of founder shares										Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions) for a period ending on (1) with respect to 50% of the founder shares, the earlier of one year after the date of the consummation of the Company’s initial business combination and the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after Company’s initial business combination and (2) with respect to the remaining 50% of the founder shares, one year after the date of Company’s consummation of the initial business combination, or earlier, in either case, if, subsequent to the initial business combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their shares of common stock for cash, securities or other property			Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions) for a period ending on (1) with respect to 50% of the founder shares, the earlier of one year after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after Company’s initial Business Combination and (2) with respect to the remaining 50% of the founder shares, one year after the date of Company’s consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Loan amount														$ 100,000
Related party transaction, description										The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the notes may be converted into units at a price of $10.00 per unit. The units would consist of (i) one subunit, which consists of one share of common stock and one-quarter of one warrant, and (ii) one-quarter of one warrant, where the common stock and warrants would be identical to the common stock and warrants included in the Private Units.			The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the notes may be converted into units at a price of $10.00 per unit. The units would consist of (i) one subunit, which consists of one share of common stock and one-quarter of one warrant, and (ii) one-quarter of one warrant, where the common stock and warrants would be identical to the common stock and warrants included in the Private Units.
Aggregate fee										$ 10,000
Public units (in Shares)			1,300,000				1,300,000
Forfeited shares (in Shares)													125,000
Promissory note		$ 125,000	$ 125,000
Secretarial service fee													$ 10,000
Administrative Service fee								$ 30,000				$ 67,097
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Payment of amount						$ 25,000
Shares of common stock (in Shares)						2,875,000			27,000
Common stock par value (in Dollars per share)						$ 0.0001
Forfeited shares (in Shares)				450,000		375,000
Dividend per share (in Dollars per share)				$ 0.2
Aggregate of founder shares outstanding (in Shares)				3,450,000
Loan amount						$ 300,000
Aggregate amount					$ 125,000
Price per share						0.009
Promissory Note [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loan amount					25,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)	$ 10						$ 10
Founder shares (in Shares)	125,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)		$ 10	$ 10					$ 10	$ 10	$ 10		$ 10	$ 10
Aggregate amount		$ 125,000
Forecast [Member]
Related Party Transactions (Details) [Line Items]
Loan amount														$ 100,000
Forecast [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Payment of amount						$ 25,000
Price per share (in Dollars per share)						$ 0.009
Shares of common stock (in Shares)						2,875,000
Common stock par value (in Dollars per share)						$ 0.0001
Forfeited shares (in Shares)				450,000		375,000
Dividend per share (in Dollars per share)				$ 0.2
Aggregate of founder shares outstanding (in Shares)				3,450,000
Loan amount						$ 300,000
Aggregate amount					125,000
Forecast [Member] | Promissory Note [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loan amount					$ 25,000